Note 12 - Noncontrolling Interests - Weighted Average Assumptions (Details) - $ / shares	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Risk-free interest rate	2.41%	3.18%
Expected life (years)	2.87	2.87
Expected volatility	42.55%	46.66%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	3.69%
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Share price at grant date (US) (in dollars per share)	$ 8.74	$ 5.25
Risk-free interest rate	4.32%	4.45%
Expected life (years)	3	3
Expected volatility	55.45%	54.94%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%